Contingent liabilities and financial commitments - State Settlement Agreements - Additional Information (Details) $ in Millions											1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 02, 2023 USD ($)	Mar. 02, 2023 GBP (£)	Jul. 28, 2022 USD ($)	Jul. 28, 2022 GBP (£)	May 27, 2022 USD ($)	May 27, 2022 GBP (£)	Jun. 14, 2021 USD ($)	Jun. 14, 2021 GBP (£)	Oct. 05, 2020 USD ($)	Oct. 05, 2020 GBP (£)	Sep. 30, 2021 STATE	Nov. 30, 1998 USD ($) CASE	Sep. 30, 2013 STATE	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017	May 07, 2024 USD ($)	May 07, 2024 GBP (£)	Feb. 13, 2024 USD ($)	Feb. 13, 2024 GBP (£)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 GBP (£)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 GBP (£)	Oct. 05, 2020 GBP (£)	Jul. 29, 2020 USD ($)	Jul. 29, 2020 GBP (£)	Nov. 30, 1998 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Trust fund												$ 5,200.0																			£ 4,200,000,000
Number of states bot diligently enforced qualifying statuses | STATE											2		6
Fair value of bonds | £														£ 36,016,000,000	£ 38,813,000,000
Corporation tax rate														25.00%	23.50%	19.00%
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate																	21.00%	21.00%	35.00%
Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments							$ 5.1	£ 4,100,000
Attorneys fees awarded to the state																						$ 1.3	£ 1,000,000
Compensatory damages awarded to the state																				$ 23.5	£ 18,800,000
Prejudgment interest, compensatory damages awarded to the state (in percentage)																				8.00%	8.00%
Mississippi settlement agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profits claiming damages																	$ 6.0	£ 4,800,000
Master settlement agreement | Iowa
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount			$ 130.0	£ 103,800,000
Texas Tobacco settlement agreement | Texas
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount	$ 114.0	£ 91,000,000
R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Fair value of bonds																													$ 187.8	£ 149,900,000
Final judgment litigation settlement amount									$ 193.0																			£ 154,000,000
R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Attorney fee payment									$ 3.2	£ 2,600,000
R J Reynolds Tobacco Company | Master settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing master settlement agreement												46
Number of previously settled cases brought forward												4
RJRT and ITG
Disclosure Of Commitments And Contingencies [Line Items]
Increase of income related to payment obligation					$ 80.0	£ 63,900,000
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Extra payment ordered by court as base to calculate payment																	$ 5.0	£ 4,000,000
Receipt from escrow funds																										$ 55.4	£ 44,200,000
Estimated financial effect of contingent liabilities																								$ 37.0	£ 29,500,000
RJRT | Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Attorneys fees																				$ 1.0	£ 798,467